Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents information about the Company’s reportable segments for the years ended December 31, 2018, 2017 and 2016 (in thousands):

	2018
(in thousands)	Sorrento Therapeutics	Scilex	Total
External revenues	$18,587	$2,606	$21,193
Operating expenses	137,166	34,452	171,618
Operating loss before interest and taxes	(118,579)	(31,846)	(150,425)

	2017
(in thousands)	Sorrento Therapeutics	Scilex	Total
External revenues	$151,856	$—	$151,856
Operating expenses	114,879	11,642	126,521
Operating income (loss) before interest and taxes	36,977	(11,642)	25,335

	2016
(in thousands)	Sorrento Therapeutics	Scilex (1)	Total
External revenues	$8,152	$—	$8,152
Operating expenses	103,005	1,924	104,929
Operating loss before interest and taxes	(94,853)	(1,924)	(96,777)

(1) The Company acquired Scilex Pharmaceuticals Inc. in November of 2016.